Basis of Presentation and Going Concern	9 Months Ended
Sep. 30, 2026
Basis of Presentation and Going Concern [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

2. BASIS OF PRESENTATION AND GOING CONCERN

Statement of Compliance

The financial statements represent the interim financial statements of the Company, on a consolidated basis, prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”).

The financial statements should be read in conjunction with the December 31, 2025 consolidated financial statements of the Company. The financial statements use the same basis of presentation and accounting policies and critical accounting judgments and estimates as outlined in Notes 3 and 4 of the consolidated financial statements for the year ended December 31, 2025.

The results of operations for the nine months ended September 30, 2026 are not necessarily indicative of the results that may be expected for the full fiscal year.

Telesat GEO Debt Refinancing and Going Concern

These unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

Assessing the ability of the Company to continue as a going concern requires judgment that includes considering whether conditions or events, including those at any of its subsidiaries, impact the going concern assumption. In conducting this assessment, management identified an adverse event at Telesat GEO relating to significant obligations that will require repayment or refinancing. Consequently, the Company is required to evaluate the impact of this adverse event on its ability to continue as a going concern.

Telesat GEO is a wholly owned indirect subsidiary of Telesat Corporation. Telesat GEO’s Term Loan B and Senior Notes (collectively, the “Telesat GEO debt”), as disclosed in Note 12 of approximately $3.1 billion, are scheduled to mature in December 2026, June 2027 and October 2027. The Telesat GEO debt obligations are guaranteed by certain direct and indirect subsidiaries of Telesat GEO (“Guarantors”) and the obligation for repayment of the credit facilities upon maturity does not extend beyond these Guarantors. Other entities within the Telesat group, other than Telesat GEO and its subsidiaries are primarily focused on the Telesat Lightspeed project. Telesat LEO, a wholly owned indirect subsidiary of Telesat Corporation through which the Telesat Lightspeed project is being developed, has a segregated funding source to permit the build out of that project that includes the ability to acquire any necessary intercompany services, such as certain personnel, occupancy, and information systems, currently provided to Telesat LEO by Telesat GEO up to a specified maximum.

As at September 30, 2026, the Company has approximately $813.8 million of cash and cash equivalents of which $286.7 million is held within Telesat GEO and subsidiaries. The Company and Telesat GEO expect to generate sufficient cash flow to meet the requirements of their respective ongoing operations and debt servicing costs for the reasonably foreseeable future, including at least the one-year period following the date of these financial statements. However, the Company’s consolidated cash flows and cash resources alone, which includes those of Telesat GEO, are not expected to be sufficient to meet Telesat GEO debt maturity obligations as they come due.

Management’s advisors are actively engaged in discussions with lenders’ advisors about refinancing the Telesat GEO debt and the Company is considering options available to it. At the time of issuing the financial statements, management expects to address the existing debt obligations before they become due. However, these initiatives are dependent on a number of factors outside of the Company’s control. As such, there can be no assurance that these initiatives will be completed successfully. This material uncertainty, which relates solely to the upcoming Telesat GEO debt maturities in December 2026, June 2027 and October 2027 casts substantial doubt as to Telesat GEO’s ability to meet its debt obligations as they come due. Accordingly, this material uncertainty raises substantial doubt for the Company in these unaudited interim condensed consolidated financial statements.

Should the Company not be able to refinance the Telesat GEO debt obligations prior to maturity, these financial statements may require significant adjustments. Such adjustments would have a material impact on the carrying amount and classification of reported assets, liabilities, revenues or expenses in these financial statements.